Share capital - History - Narrative (Details) € / shares in Units, $ in Millions				12 Months Ended
	Jan. 19, 2016 EUR (€) shares	Dec. 16, 2015 USD ($)	Dec. 16, 2015 € / shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 EUR (€) shares	Dec. 31, 2014 EUR (€) shares
History of the share capital
Share capital				€ 233,414,000	€ 223,928,000	€ 185,399,000	€ 157,274,000
Aggregate share capital				€ 275,510,000	€ 250,187,000	€ 211,390,000	€ 163,904,000
Aggregate number of shares after transaction | shares				50,936,778	46,256,078	39,076,342	30,299,129
Offering expenses, discount and commission				€ 15,837,000	€ 269,000	€ 19,360,000
Proceeds from issuing shares				363,924,000	392,121,000	278,702,000
Issue of new shares				€ 363,924,000	€ 326,271,000	€ 278,703,000
Gilead Sciences, Inc
History of the share capital
Number of shares issued | shares	6,760,701
Issue of new shares	€ 392,120,658	$ 425
Price per share including issuance premium | € / shares			€ 58.00